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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mercury Real Estate Advisors LLC
Address: Three River Road
         Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Malcolm F. MacLean IV
Title: Managing Member
Phone: (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut      November 13, 2006
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      2

Form 13F Information Table Entry Total:                21

Form 13F Information Table Value Total: $245,384 (x 1000)


List of Other Included Managers:

   01  File Number 28-11653        David R. Jarvis

   02  File Number 28-11654        Malcolm F. MacLean IV

       Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                                                   Voting    Voting    Voting
                                                             Shares  SH/ Put/ Investment  Other   Authority Authority Authority
Issuer                       Type       Cusip   Value x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
------                   ------------ --------- ------------ ------- --- ---- ---------- -------- --------- --------- ---------
BARNWELL INDUSTRIES INC
  COM ST                 COMMON STOCK 068221100    30541     1566200 SH         OTHER     01/02    1566200      0         0
CALIFORNIA COASTAL
  CMNTYS INC             COMMON STOCK 129915203    19293      938411 SH         OTHER     01/02     938411      0         0
CAPITAL PPTYS INC RI COM COMMON STOCK 140430109    2235        93175 SH         OTHER     01/02      93175      0         0
CAPITAL SR LIVING CORP
  COM ST                 COMMON STOCK 140475104    22466     2428800 SH         OTHER     01/02    2428800      0         0
CENTURY REALTY TRUST
  COM REIT               REITS/RICS   156671109    2167       110845 SH         OTHER     01/02     110845      0         0
DIAMONDROCK
  HOSPITALITY CO CO      REITS/RICS   252784301    7551       454600 SH         OTHER     01/02     454600      0         0
ECC CAPITAL CORP COM
  STK                    COMMON STOCK 26826M108     977       957400 SH         OTHER     01/02     957400      0         0
FELDMAN MALL
  PROPERTIES             REITS/RICS   314308107    12361     1120699 SH         OTHER     01/02    1120699      0         0
LAS VEGAS SANDS CORP
  COM STK                COMMON STOCK 517834107    10860      158900 SH         OTHER     01/02     158900      0         0
LUM MORT CPTL REIT       COMMON STOCK 550278303    16845     1637000 SH         OTHER     01/02    1637000      0         0
MAXUS REALTY TRUST INC
  COM RE                 REITS/RICS   57774B109    1369       103813 SH         OTHER     01/02     103813      0         0
MEDICAL PRPS TR          COMMON STOCK 58463J304    5456       407500 SH         OTHER     01/02     407500      0         0
NEW ENGLAND REALTY
  ASSOCIATES             COMMON STOCK 644206104    8430       121300 SH         OTHER     01/02     121300      0         0
PICO HOLDINGS INC COM
  STK                    COMMON STOCK 693366205    13451      413262 SH         OTHER     01/02     413262      0         0
RAIT INVESTMENT TRUST
  COM REI                REITS/RICS   749227104    37699     1306736 SH         OTHER     01/02    1306736      0         0
SAUL CENTERS INC COM
  REIT                   REITS/RICS   804395101     234         5200 SH         OTHER     01/02       5200      0         0
SONESTA INTERNATIONAL
  HOTELS                 COMMON STOCK 835438409    5386       305033 SH         OTHER     01/02     305033      0         0
STRATEGIC HOTELS &
  RESORTS IN             REITS/RICS   86272T106    4069       204700 SH         OTHER     01/02     204700      0         0
SUNSET FINCL RSC         COMMON STOCK 867708109    8917      1032100 SH         OTHER     01/02    1032100      0         0
SUNSTONE HOTEL
  INVESTORS INC          COMMON STOCK 867892101    10464      352100 SH         OTHER     01/02     352100      0         0
TEXAS PACIFIC LAND
  TRUST COM              COMMON STOCK 882610108    24705      152972 SH         OTHER     01/02     152972      0         0